Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 14,417	$ 37,823
Prepaid expenses and other current assets	2,271	1,035
Total current assets	31,606	52,278
Non-current assets:
Property, plant and equipment, net	628,087	203,018
Intangible assets, net	27,484	28,642
Other assets	2,711	5,011
Total non-current assets	658,282	236,671
Total assets	689,888	288,949
Current liabilities:
Accrued liabilities	6,199	4,945
Current portion of long-term debt	35,547	20,339
Other current liabilities	826	1,163
Total current liabilities	43,258	27,100
Non-current liabilities:
Long-term debt	242,430	108,343
Other long-term liabilities	183	2,759
Total non-current liabilities	242,613	111,102
Total liabilities	285,871	138,202
Commitments and contingencies (Note 11)
Member's equity		150,747
Retained earnings	2,656
Total shareholders' equity attributable to LandBridge Company LLC	97,209
Noncontrolling interest	306,808
Total shareholders' and member's equity	404,017	150,747
Total liabilities and equity	689,888	288,949
Class A Shares
Non-current liabilities:
Class A shares, unlimited shares authorized and 17,425,000 shares issued and outstanding as of September 30, 2024. None authorized, issued or outstanding as of December 31, 2023.	94,553
Related Party
Current assets:
Accounts receivable, net	2,161	1,037
Current liabilities:
Accounts payable	504	453
Nonrelated Party
Current assets:
Accounts receivable, net	12,757	12,383
Current liabilities:
Accounts payable	$ 182	$ 200